EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Earnings available to common shareholders	$ 371	$ 436
Common shares (millions):
Weighted average number of common shares outstanding	86.5	86.2
Dilutive stock options (in shares)	0.4	0.4
Diluted number of common shares	86.9	86.6
Earnings per common share:
Basic (in dollars per share)	$ 4.29	$ 5.06
Diluted (in dollars per share)	$ 4.27	$ 5.03